FINANCE LEASES - Income statement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Amounts charged to income statement
Interest expenses on lease liabilities (Other operating expenses)	$ 268,813
Land and buildings [member]
Amounts charged to income statement
Right-of-use assets - Depreciation	$ 1,059,878